SCHEDULE OF RECONCILIATION OF INCOME TAX RATE TO EFFECTIVE INCOME TAX RATE BASED ON INCOME BEFORE INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Income (loss) before income taxes	$ 54	$ 1,048	$ 1,071	$ 1,382
Income tax expense		163	123	253
SINGAPORE
Income (loss) before income taxes	$ 54	$ 1,048	$ 1,190	$ 1,382
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ 9	$ 178	$ 202	$ 235
Tax effect of non-deductible items		25	48	69
Tax effect of capital allowance	(9)	(28)	(30)	(37)
Over provision for prior years			(84)	(1)
Tax holiday		(12)	(13)	(13)
Income tax expense		$ 163	123	253
CAYMAN ISLANDS
Income (loss) before income taxes			$ (119)
Statutory income tax rate			0.00%	0.00%
Income tax expense at statutory rate
Tax effect of non-deductible items
Tax effect of capital allowance
Tax holiday
Income tax expense